STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (782)	$ 852	$ (1,084)	$ 1,338	$ 3,843
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expenses	43	84	86	168	346
Stock-based compensation expenses to shares granted to a consultant		212		688	813
Depreciation and amortization	52	55	103	119	240
Accrued severance pay, net	(27)	(27)	(13)	8	(13)
Erosion of non-dollar linked restricted cash and long term assets	(22)	1	(12)	5	17
Decrease (Increase) in deferred tax assets	52		52		(1,223)
Increase in trade receivables, net	(330)	(580)	(137)	(1,825)	(4,190)
Decrease (increase) in other accounts receivable and prepaid expenses	93	206	(296)	(90)	(73)
Increase (decrease) in trade payables	311	(347)	(78)	74	323
Increase (decrease) in deferred revenues	(378)	518	1,036	1,263	(694)
Increase (decrease) in accrued expenses and other accounts payable	(274)	(607)	(158)	(382)	202
Net cash provided by (used in) operating activities	(1,262)	367	(501)	1,366	(409)
Cash flows from investing activities:
Increase in restricted cash, net	(35)		(98)	(7)	(65)
Purchase of property and equipment	(26)	(25)	(44)	(64)	(119)
Increase in long-term deposits
Net cash used in investing activities	(61)	(25)	(142)	(71)	(184)
Cash flows from financing activities:
Proceeds from exercise of warrants and stock options	19	190	60	707	764
Increase in short-term bank borrowings	597		597
Payment of accrued issuance expenses			(4)		(20)
Net cash provided by (used in) financing activities	616	190	653	707	744
Effect of exchange rate on cash and cash equivalent balances	26	(121)	(38)	(71)	(18)
Increase in cash and cash equivalents	(681)	411	(28)	1,931	133
Cash and cash equivalents at the beginning of the period	2,876	3,610	2,223	2,090	2,090
Cash and cash equivalents at the end of the period	2,195	4,021	2,195	4,021	2,223
Cash paid during the year for:
Tax	28	32	65	55	152
Interest	18		30
Non- cash activities:
Accrued ordinary shares issuance expenses					$ 4